UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Plaza
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900

Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT                February 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  96

Form 13F Information Table Value Total: $834,880
                                        (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Investment   Other      Voting
             Description                 Class           CUSIP       US MKT VAL   Shares      Discretion   Managers   Authority
                                                                     (x 1000)
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                              COM             909214108     7,586       546,500   Sole         None         Sole
AFLAC INC                                COM             001055102     1,784        31,000   Sole         None         Sole
IVAX CORP                                COM             465823102     9,122       399,250   Sole         None         Sole
NCR Corp. NEW                            COM             62886E108    15,694       168,100   Sole         None         Sole
BP PLC                                   SPONSORED ADR   055622104    21,761       282,000   Sole         None         Sole
FEDERAL NATL MTG ASSN                    COM             313586109     1,645        16,000   Sole         None         Sole
WebMD Corp                               COM             94769M105     3,771       320,000   Sole         None         Sole
HOSPIRA INC                              COM             441060100     2,748        56,790   Sole         None         Sole
Apache Corp.                             COM             037411105     8,863       131,446   Sole         None         Sole
Medarex Inc.                             COM             583916101     2,682       172,300   Sole         None         Sole
Paychex Inc.                             COM             704326107     1,287        26,150   Sole         None         Sole
Oracle Corp.                             COM             68389X105    13,045       707,100   Sole         None         Sole
CENDANT CORP.                            COM             151313103     9,283       292,500   Sole         None         Sole
WACHOVIA CORP 2ND NEW                    COM             929903102     3,722        49,000   Sole         None         Sole
Citigroup Inc.                           COM             172967101     4,769        68,540   Sole         None         Sole
IMMUNICON CORP DEL                       COM             45260A107       101        10,000   Sole         None         Sole
JPMORGAN CHASE & CO                      COM             46625h100    24,285       457,700   Sole         None         Sole
MCKESSON CORP.                           COM             58155Q103    17,634       408,700   Sole         None         Sole
Gannett Inc.                             PFD             364730101       932         7,900   Sole         None         Sole
Home Depot Inc.                          COM             437076102       772        12,500   Sole         None         Sole
Manor Care Inc.                          COM             564055101     3,070        60,000   Sole         None         Sole
Microsoft Corp.                          COM             594918104    12,804       356,000   Sole         None         Sole
PERRIGO CO                               COM             714290103     2,369        95,000   Sole         None         Sole
Torchmark Corp.                          COM             891027104    22,363       284,900   Sole         None         Sole
Tyco Int'l Ltd. NEW                      COM             902124106    14,510       298,000   Sole         None         Sole
Wells Fargo & Co. NEW                    COM             949746101       718         8,000   Sole         None         Sole
Affymetrix Inc.                          COM             00826T108     5,279       100,000   Sole         None         Sole
BIOENVISION INC                          COM             09059N100     3,235       250,000   Sole         None         Sole
Invitrogen Corp                          COM             46185R100     2,424        25,000   Sole         None         Sole
NOMURA HOLDINGS INC                      SPONSORED ADR   65535H208     2,145       102,000   Sole         None         Sole
BRISTOL-MYERS SQUIBB CO                  COM             110122108    48,094     1,333,200   Sole         None         Sole
IMMUNOMEDICS INC                         COM             452907108     1,756       400,000   Sole         None         Sole
McDonald's Corp.                         COM             580135101    11,194       256,400   Sole         None         Sole
Raytheon Co                              COM             755111507     8,998       171,750   Sole         None         Sole
ALTRIA GROUP INC                         COM             02209S103    19,828       239,310   Sole         None         Sole
LIGAND PHARM INC                         CLS B           53220K207     4,539       270,000   Sole         None         Sole
TENET HEALTHCARE                         COM             88033G100    22,201     1,440,100   Sole         None         Sole
Alpharma Inc.                            CLS A           020813101    10,199       416,650   Sole         None         Sole
Knight Ridder Inc.                       COM             499040103       667         6,900   Sole         None         Sole
Cisco Systems Inc.                       COM             17275r102    11,249       431,600   Sole         None         Sole
EOG Re Inc.                              COM             26875P101     7,811        80,500   Sole         None         Sole
Grupo Televisa                           COM             40049J206     1,564        17,900   Sole         None         Sole
AMERICAN EXPRESS CO                      COM             025816109     3,623        44,500   Sole         None         Sole
Wrigley (WM) JR Co.                      COM             982526105     1,369        13,700   Sole         None         Sole
TALISMAN ENERGY INC                      COM             87425E103     1,409        36,200   Sole         None         Sole
IAC/INTERACTIVECORP                      COM             44919P102    11,905       316,700   Sole         None         Sole
VODAFONE GROUP, PLC NEW                  SPONSORED ADR   92857W100    30,474       841,100   Sole         None         Sole
General Electric Co.                     COM             369604103     9,205       187,700   Sole         None         Sole
Procter & Gamble Co.                     COM             742718109     1,138        14,300   Sole         None         Sole
Wal-Mart Stores Inc.                     COM             931142103     1,282        16,800   Sole         None         Sole
Cardinal Health Inc.                     COM             14149Y108     5,925        70,555   Sole         None         Sole
Imclone Systems Inc.                     COM             45245W109    60,237       931,182   Sole         None         Sole
Everest RE Group Ltd                     COM             G3223R108     6,088        50,650   Sole         None         Sole
Protective Life Corp.                    COM             743674103    22,612       385,850   Sole         None         Sole
NABORS INDUSTRIES LTD                    COM             G6359F103     4,664        68,500   Sole         None         Sole
Costco Wholesale Corp.                   COM             22160K105     9,361       144,200   Sole         None         Sole
Boston Scientific Corp.                  COM             101137107     9,226       179,700   Sole         None         Sole
International Paper Co.                  COM             460146103    12,137       213,500   Sole         None         Sole
Outback Steakhouse Inc.                  COM             689899102       972        14,700   Sole         None         Sole
Province Healthcare Co.                  COM             743977100     5,810       180,000   Sole         None         Sole
Sprint Corp.                             COM             852061100    15,567       463,300   Sole         None         Sole
DEL MONTE FOODS CO                       COM             24522P103    10,849       729,200   Sole         None         Sole
Valeant Pharmaceuticals                  COM             91911X104     4,498       118,200   Sole         None         Sole
Abbott Lab                               COM             002824100     7,943       117,900   Sole         None         Sole
EDP Energias de Portugal                 SPONSORED ADR   268353109     2,395        63,596   Sole         None         Sole
Honda Motor Ltd.                         AMERN SHS       438128308       907        30,200   Sole         None         Sole
Stora Enso CORP                          SPON ADR        86210M106     7,552       396,100   Sole         None         Sole
Baxter International Inc.                COM             071813109    25,393       525,700   Sole         None         Sole
King Pharmaceuticals Inc.                COM             495582108    30,631     1,774,000   Sole         None         Sole
UTD TECHNOLOGIES CORP                    COM             913017109       765         7,400   Sole         None         Sole
KOOKMIN BANK                             SPONSORED ADR   50049m109    12,875       246,600   Sole         None         Sole
PSYCHIATRIC SOLUTIONS INC                COM             74439H108     6,431       121,800   Sole         None         Sole
AMBAC Financial Group Inc.               COM             023139108     7,866        74,500   Sole         None         Sole
Archer Daniels Midland Co.               COM             039483102       967        30,000   Sole         None         Sole
CAPITAL SENIOR LIVING CORP               COM             140475104     1,553       190,000   Sole         None         Sole
ALEXION PHARMACEUTICALS INC              COM             015351109     1,820        50,000   Sole         None         Sole
Cubist Pharmaceuticals Inc.              COM             229678107     4,505       263,700   Sole         None         Sole
Liberty Media Corp.                      CLS A           530718105    26,510     1,781,284   Sole         None         Sole
Republic Services Inc.                   CLS A           760759100    12,816       278,700   Sole         None         Sole
Taiwan Semiconductor MFG                 SPONSORED ADR   874039100    18,322     1,615,700   Sole         None         Sole
Watson Pharmaceuticals Inc.              COM             942683103     7,108       150,000   Sole         None         Sole
BIOMARIN PHARMACEUTICAL INC              COM             09061G101    11,823     1,281,100   Sole         None         Sole
RenaissanceRe Holdings Ltd.              COM             G7496G103     1,489        19,800   Sole         None         Sole
SMURFIT-STONE CONTAINER CORP             COM             832727101       658        30,600   Sole         None         Sole
TELESP CELULAR PART                      SPON ADR PFD    87952L108     2,718       309,200   Sole         None         Sole
Coors Adolph Co                          CLS B           217016104     3,071        28,100   Sole         None         Sole
Telefonos de Mexico                      SPON ADR ORD    879403780     7,951       159,200   Sole         None         Sole
Fisher Scientific International          COM             338032204     9,820       109,000   Sole         None         Sole
Millennium Pharmaceuticals Inc.          COM             599902103     2,718       155,000   Sole         None         Sole
CALIPER LIFE SCIENCES INC                COM             130872104       544        50,000   Sole         None         Sole
Reader's Digest Assoc. Inc.              COM             755267101       904        45,000   Sole         None         Sole
American International Group Inc.        COM             026874107     2,199        23,191   Sole         None         Sole
Furniture Brands International Inc.      COM             360921100     1,411        39,000   Sole         None         Sole
Shire Pharmaceuticals Group PLC          SPON ADR        82481R106    11,190       242,500   Sole         None         Sole
Check Point Software Technologies Ltd.   COM             M22465104     2,675        75,200   Sole         None         Sole
Caraco Pharmaceutical Lab                COM             14075T107     2,498       181,100   Sole         None         Sole

03716.0001 #547184